SHAREHOLDERS EQUITY and NON-CONTROLLING INTERESTS (Details 3) shares in Thousands	12 Months Ended
Dec. 31, 2018 shares
Reconciliation Of Convertible Units [Abstract]
December 31, 2017	49,350
Granted prior to RTO	44,810
Transferred to Pubco at RTO	(66,820)
December 31, 2018	27,340